Lease - Lease Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Lease cost
Operating lease expense	¥ 50,934	¥ 64,398	¥ 85,745
Cash payments on operating leases	47,627	59,837
Operating lease right-of-use assets	103,027	121,115		$ 14,733
Current portion of lease liabilities	¥ 39,185	¥ 44,888		$ 5,603
Current portion of lease liabilities, extensible list	Other current liabilities	Other current liabilities		Other current liabilities
Non-current portion of lease liabilities	¥ 60,344	¥ 75,725		$ 8,629
Total operating lease liabilities	¥ 99,529	¥ 120,613		$ 14,232
Weighted average remaining lease term (years)	2 years 5 months 19 days	3 years 8 months 26 days		2 years 5 months 19 days
Weighted average discount rate	5.87%	3.14%		5.87%
Minimum
Lease cost
Operating leases	1 year			1 year
Maximum
Lease cost
Operating leases	10 years			10 years